Condensed Consolidated Balance Sheets (Current Period Unaudited)	Sep. 30, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 9,522,013
Restricted cash	188,431
Accounts receivable, net	605,876
Income taxes receivable	449,803
Note receivable - current portion	61,533
Deferred franchise costs - current portion	548,400
Deferred tax asset - current portion	61,000
Prepaid expenses and other current assets	151,794
Total current assets	11,588,850
Property and equipment, net	3,602,217
Note receivable, net of current portion and reserve	26,024
Deferred franchise costs, net of current portion	1,799,000
Intangible assets, net	2,317,484
Goodwill	2,948,363
Deposits and other assets	203,244
Total assets	22,485,182
Current liabilities:
Accounts payable and accrued expenses	1,436,350
Co-op funds liability	159,770
Payroll liabilities	1,397,215
Notes payable - current portion	466,850
Deferred rent - current portion	101,498
Deferred revenue - current portion	2,275,035
Other current liabilities	48,254
Total current liabilities	5,884,972
Notes payable, net of current portion	167,500
Deferred rent, net of current portion	488,746
Deferred revenue, net of current portion	4,820,259
Other liabilities	266,592
Total liabilities	11,628,069
Stockholders' equity:
Series A preferred stock, $0.001 par value; 50,000 shares authorized, 0 issued and outstanding, as of September 30, 2015, and December 31, 2014	0
Common stock, $0.001 par value; 20,000,000 shares authorized, 10,402,047 shares issued and 9,868,047 shares outstanding as of September 30, 2015 and 10,196,502 shares issued and 9,662,502 outstanding as of December 31, 2014	10,402
Additional paid-in capital	22,066,847
Treasury stock (534,000 shares as of September 30, 2015 and December 31, 2014, at cost)	(791,638)
Accumulated deficit	(10,428,498)
Total stockholders' equity	10,857,113
Total liabilities and stockholders' equity	$ 22,485,182